EARNING (LOSS) PER SHARE (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 shares
Earning (loss) Per Share 1	525,621
Earning (loss) Per Share 2	1,425,416
Earning (loss) Per Share 3	102,487
Earning (loss) Per Share 5	529,004